Borrowings (Details Narrative) $ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2025 ARS ($)	Jul. 11, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ARS ($)	Apr. 11, 2025 ARS ($)	Mar. 31, 2025 ARS ($)	Nov. 15, 2024 ARS ($)	Oct. 23, 2024 ARS ($)	Jul. 18, 2024 ARS ($)	Jun. 30, 2024 ARS ($)
Statement [Line Items]
Total Borrowings from collateralized liabilities			$ 188,379.0							$ 157,481,000
Aggregate principal amount						$ 300,000	$ 64,400	$ 67,300	$ 28,600
Series XLVI Notes [Member]
Statement [Line Items]
Aggregate principal amount		$ 43.7
Description of semi annual payments	Denominated in dollars and payable in Argentina pesos at the applicable exchange rate for ARS 28.6 million at a fix rate of 1.5%. The principal will be paid at the expiration. The price of issuance was 100.0% of the nominal value
Series XLVII Notes [Member]
Statement [Line Items]
Description of semi annual payments	Denominated in dollars for a total amount of USD 64.4 million at a fixed rate of 7.0%, with semiannual interest payments. The principal will be repaid in one instalment on the maturity date, November 15, 2028. The issuance price was 100% of the nominal value
Series XXII IRSA [Member]
Statement [Line Items]
Issuance prise			100.00%	100.00%
Maturity date	Oct. 23, 2027
Amount in original currency			$ 15.8
Interest rate			5.75%	5.75%
Series XXIII [Member]
Statement [Line Items]
Issuance prise			100.00%	100.00%
Maturity date	Oct. 23, 2029
Amount in original currency			$ 51.5
Interest rate			7.25%	7.25%
Series XXIV Notes IRSA [Member]
Statement [Line Items]
Amount of debt exchanged				$ 57,800	$ 450
Issuance prise			96.90%	96.90%
Maturity date	Mar. 31, 2035
Proceeds from issuance of debt securities	$ 242,200
Interest expense on debt instruments issued	$ 85,200
Debt Instrument, Amortization Payment Percentage			17.50%	17.50%
Interest rate			8.00%	8.00%